Quarterly Report
April 30, 2023
MFS®  Equity Income Fund
EQI-Q3

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.5%
Aerospace & Defense – 2.6%
General Dynamics Corp.	33,600	$7,336,224
Honeywell International, Inc.	12,222	2,442,444
		$9,778,668
Biotechnology – 0.8%
Gilead Sciences, Inc.	38,139	$3,135,407
Broadcasting – 1.0%
Omnicom Group, Inc.	42,910	$3,886,359
Brokerage & Asset Managers – 0.7%
Raymond James Financial, Inc.	28,765	$2,604,095
Business Services – 0.5%
Accenture PLC, “A”	7,129	$1,998,187
Cable TV – 1.6%
Comcast Corp., “A”	152,206	$6,296,762
Chemicals – 0.4%
Nutrien Ltd.	22,249	$1,544,081
Computer Software – 5.8%
Microsoft Corp.	72,509	$22,279,115
Computer Software - Systems – 5.4%
Apple, Inc.	92,047	$15,618,535
Hitachi Ltd.	35,300	1,958,701
Seagate Technology Holdings PLC	56,349	3,311,631
		$20,888,867
Consumer Services – 0.5%
Booking Holdings, Inc. (a)	641	$1,721,925
Electrical Equipment – 1.1%
Johnson Controls International PLC	68,393	$4,092,637
Electronics – 3.9%
Applied Materials, Inc.	11,272	$1,274,074
Lam Research Corp.	5,974	3,130,854
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,788	2,595,429
Texas Instruments, Inc.	46,511	7,776,639
		$14,776,996
Energy - Independent – 2.7%
Phillips 66	30,672	$3,036,528
Valero Energy Corp.	62,382	7,153,344
		$10,189,872
Energy - Integrated – 2.5%
Eni S.p.A.	276,723	$4,191,447
Exxon Mobil Corp.	15,225	1,801,727
Suncor Energy, Inc.	42,685	1,336,456
TotalEnergies SE	34,735	2,214,312
		$9,543,942

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.6%
Archer Daniels Midland Co.	44,020	$3,437,082
Cal-Maine Foods, Inc.	49,167	2,335,433
PepsiCo, Inc.	22,187	4,235,276
		$10,007,791
Gaming & Lodging – 0.9%
International Game Technology PLC	125,268	$3,525,042
Health Maintenance Organizations – 2.2%
Cigna Group	32,943	$8,344,132
Insurance – 6.1%
Ameriprise Financial, Inc.	18,946	$5,780,804
Equitable Holdings, Inc.	247,355	6,428,756
Everest Re Group Ltd.	5,375	2,031,750
Hartford Financial Services Group, Inc.	34,350	2,438,507
MetLife, Inc.	62,528	3,834,842
Zurich Insurance Group AG	5,919	2,862,915
		$23,377,574
Internet – 2.4%
Alphabet, Inc., “A” (a)	86,904	$9,328,275
Leisure & Toys – 1.2%
Nintendo Co. Ltd.	88,100	$3,715,688
Polaris, Inc.	8,062	875,936
		$4,591,624
Machinery & Tools – 1.6%
Timken Co.	25,549	$1,963,441
Volvo Group	201,862	4,175,640
		$6,139,081
Major Banks – 9.5%
Bank of America Corp.	150,405	$4,403,858
BNP Paribas	93,269	6,038,435
JPMorgan Chase & Co.	83,496	11,542,487
Morgan Stanley	25,507	2,294,865
Regions Financial Corp.	293,904	5,366,687
State Street Corp.	34,473	2,491,019
Wells Fargo & Co.	109,058	4,335,056
		$36,472,407
Medical & Health Technology & Services – 2.3%
McKesson Corp.	24,290	$8,847,390
Medical Equipment – 0.6%
Danaher Corp.	10,035	$2,377,392
Metals & Mining – 3.3%
Glencore PLC	785,217	$4,628,194
Rio Tinto PLC	106,665	6,768,249
United States Steel Corp.	51,003	1,166,948
		$12,563,391
Natural Gas - Pipeline – 0.8%
Enterprise Products Partners LP	113,004	$2,973,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.3%
Equinix, Inc., REIT	1,738	$1,258,451
Other Banks & Diversified Financials – 2.7%
American Express Co.	11,314	$1,825,401
SLM Corp.	180,205	2,706,679
Visa, Inc., “A”	18,483	4,301,549
Zions Bancorp NA	52,062	1,450,447
		$10,284,076
Pharmaceuticals – 9.0%
Bayer AG	74,369	$4,897,167
Johnson & Johnson	35,806	5,861,442
Merck & Co., Inc.	108,204	12,494,316
Novartis AG	23,159	2,370,339
Organon & Co.	56,906	1,401,595
Roche Holding AG	15,309	4,801,564
Sanofi	26,051	2,870,561
		$34,696,984
Railroad & Shipping – 0.8%
CSX Corp.	105,161	$3,222,133
Real Estate – 4.7%
Extra Space Storage, Inc., REIT	12,388	$1,883,472
National Retail Properties, Inc., REIT	37,807	1,644,604
Phillips Edison & Co., REIT	91,335	2,880,706
Prologis, Inc., REIT	16,137	2,021,159
Simon Property Group, Inc., REIT	43,518	4,931,460
Spirit Realty Capital, Inc., REIT	71,065	2,733,160
W.P. Carey, Inc., REIT	26,477	1,964,593
		$18,059,154
Restaurants – 1.8%
Cracker Barrel Old Country Store, Inc.	10,388	$1,102,790
Sodexo	24,239	2,596,111
Starbucks Corp.	29,072	3,322,639
		$7,021,540
Specialty Chemicals – 1.2%
Chemours Co.	153,494	$4,462,071
Specialty Stores – 5.3%
Amazon.com, Inc. (a)	22,519	$2,374,628
Home Depot, Inc.	25,477	7,656,858
Target Corp.	14,838	2,340,694
Walmart Stores, Inc.	52,674	7,952,194
		$20,324,374
Tobacco – 1.8%
Altria Group, Inc.	48,849	$2,320,816
British American Tobacco PLC	71,515	2,641,989
Philip Morris International, Inc.	19,069	1,906,328
		$6,869,133
Trucking – 1.8%
United Parcel Service, Inc., “B”	39,167	$7,042,618

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	16,609	$1,535,004
Edison International	63,209	4,652,182
National Grid PLC	247,245	3,546,535
Vistra Corp.	88,882	2,120,724
		$11,854,445
Total Common Stocks		$366,379,126
Convertible Preferred Stocks – 1.8%
Medical Equipment – 1.8%
Boston Scientific Corp., 5.5%	56,523	$7,106,637
Preferred Stocks – 0.9%
Computer Software - Systems – 0.4%
Samsung Electronics Co. Ltd.	39,150	$1,639,602
Metals & Mining – 0.5%
Gerdau S.A.	334,730	$1,689,823
Total Preferred Stocks		$3,329,425
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.59% (v)	5,770,674	$5,771,828

Other Assets, Less Liabilities – 0.3%		976,909
Net Assets – 100.0%		$383,563,925
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,771,828 and $376,815,188, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$307,731,950	$—	$—	$307,731,950
United Kingdom	11,396,443	6,188,524	—	17,584,967
France	5,466,672	8,252,747	—	13,719,419
Switzerland	4,801,564	5,233,254	—	10,034,818
Japan	—	5,674,389	—	5,674,389
Germany	4,897,167	—	—	4,897,167
Italy	4,191,447	—	—	4,191,447
Sweden	—	4,175,640	—	4,175,640
Canada	2,880,537	—	—	2,880,537
Other Countries	4,285,252	1,639,602	—	5,924,854
Mutual Funds	5,771,828	—	—	5,771,828
Total	$351,422,860	$31,164,156	$—	$382,587,016
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,222,824	$45,983,472	$44,434,042	$(22)	$(404)	$5,771,828
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$155,045	$—